Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Domestic Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at period start	$ 164,207	$ 211,242
Benefits paid	(296)	(1,128)
Actuarial losses and gains	(223)	(17,404)
Balance at period end	175,560	164,207
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	5,460	(29,914)
Interest cost	12,015	15,072
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at period start	144,049	191,134
Current service cost	5,460	(29,914)
Interest cost	12,015	15,072
Benefits paid	(296)	(1,128)
Benefits paid from plan assets	(9,272)	(13,739)
Miscellaneous	908	(269)
Actuarial losses and gains	708	(17,107)
Balance at period end	153,572	144,049
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	1,868	(1,717)
Interest cost	1,941	1,795
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at period start	21,809	22,029
Current service cost	1,868	(1,717)
Interest cost	1,941	1,795
Benefits paid	0	0
Benefits paid from plan assets	0	0
Miscellaneous	0	(1)
Actuarial losses and gains	(931)	(297)
Balance at period end	$ 24,687	$ 21,809